Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Loss Before Income Taxes	The components of loss before income taxes are as follows:
	Years ended December 31,
	2023	2022
United States	$(15,570)	$(18,886)
International	(11)	(30)
Loss before income taxes	$(15,581)	$(18,916)

Schedule of Current Income Tax Expenses	The components of current income tax expense are as follows:
	Years ended December 31,
	2023	2022
Federal	$—	$—
State	—	1
Foreign	—	—
Total income tax expense	$—	$1

Schedule of Provision for Income Taxes	A reconciliation of the expected tax computed at the U.S. statutory federal income tax rate to the total provision for income taxes for the years ended December 31, 2023 and 2022 is as follows:
	Years ended December 31,
	2023	2022
Statutory rate	(21)%	(21)%
State taxes, net of federal benefit	(7)%	(7)%
Non-deductible differences	3%	1%
Change in valuation allowance	25%	27%
Provision for taxes	—	—

Schedule of Deferred Tax Assets	Significant components of the Company’s net deferred tax assets at December 31, 2023 and 2022 are as follows:
	Years ended December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$9,504	$7,001
Credit carryforwards	220	109
Fixed assets	52	—
Accruals and reserves	111	126
Stock-based compensation	1,802	843
Intangibles	220	244
Operating lease liability	188	254
Capitalized research and development	514	274
Total deferred tax assets	12,611	8,851
Valuation allowance	(12,433)	(8,564)
Net deferred tax assets	178	287
Deferred tax liabilities:
Fixed assets	—	(44)
Operating lease right of use	(178)	(243)
Total deferred tax liabilities	(178)	(287)
Net deferred tax assets	$—	—

Schedule of Recognized Tax Benefits	The following shows the changes in the gross amount of recognized tax benefits:
	Years ended December 31,
	2023	2022
Unrecognized tax benefits, beginning of year	$38	$—
Increases related to prior year tax positions	5	12
Decreases related to prior year tax positions	—	—
Increases related to current year tax positions	36	26
Unrecognized tax benefits, end of year	$79	$38